Equity Incentive Awards (Tables)	3 Months Ended
Mar. 31, 2014
Equity Incentive Awards Tables
Stock Option activity
	Options Outstanding
	Units Authorized	Outstanding Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term

Balance as of January 1, 2014	1,656,053	1,339,728	$0.22	6.0
Additional units authorized	2,343,947
Granted		2,342,921	$1.00
Cancelled/Forfeited		-
Repurchased		-
Balance as of March 31, 2014	4,000,000	3,682,649	$0.69	9.1
Exercisable March 31, 2014		911,583	$0.21

Fair value of stock option
Three Months Ended March 31, 2014
Exercise Price	1.00
Expected life (years)	6.13
Risk-free interest rate	1.61%
Expected volatility	67.62%
Expected dividend yield	0%